Revenue (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) customer	Sep. 30, 2024 CAD ($) customer	Sep. 30, 2023 CAD ($) customer
Revenue
Contract revenue not yet recognized | $	$ 12,000	$ 261,815	$ 496,199
Number of customers | customer	2	2	2
Within 12 months
Revenue
Percentage of revenue expected to be recognized	100.00%
Customer one
Revenue
Percentage of entity's revenue	65.00%	36.00%	23.00%
Customer two
Revenue
Percentage of entity's revenue	12.00%	20.00%	18.00%